Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregated revenue from contracts with cutomers
The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
	2022	2021	2020
	(in millions)
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$164	$193	$173
Unaffiliated	14	17	14
Total	178	210	187

Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	42	49	44
Unaffiliated	18	20	18
	60	69	62
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	334	389	351
Unaffiliated	4	5	4
	338	394	355
Total	398	463	417
Total revenue from contracts with customers	576	673	604
Revenue from other sources (1)	3,179	2,744	3,172
Total revenues	$3,755	$3,417	$3,776
(1) Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.